Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net (Loss) Income	$ (26,781,651)	$ (52,152,740)
Dividend - Convertible Redeemable Class A preferred stock	(343,200)
Net loss attributable to noncontrolling interests	(2,319)
Net (loss) income allocated to ordinary shareholders	$ (27,127,170)	$ (52,152,740)
Weighted-average common shares outstanding - basic and diluted	25,287,852	18,422,783
Loss per share to ordinary shareholders - basic and diluted	$ (1.07)	$ (2.83)